Other Non-Current Assets - Maturity date of the investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Non-current Assets
Due in 1 year through 5 years, Amortized Cost	¥ 20,635,590		¥ 14,140,990
Due in 1 year through 5 years, Gross Unrealized Gains	396,362		43,561
Due in 1 year through 5 years, Fair Value (Net Carrying Amount)	21,031,952	$ 2,881,366	14,184,551
Due in 5 years through 10 years, Amortized Cost	2,607,675		2,608,225
Due in 5 years through 10 years, Gross Unrealized Gains	215,569		29,958
Due in 5 years through 10 years, Gross Unrealized Losses			(6,357)
Due in 5 years through 10 years, Fair Value (Net Carrying Amount)	2,823,244	386,782	2,631,826
Amortized Cost, Total	23,243,265		16,749,215
Gross Unrealized Gains, Total	611,931		73,519
Gross Unrealized Losses, Total			(6,357)
Fair Value (Net Carrying Amount), Total	¥ 23,855,196	$ 3,268,148	¥ 16,816,377